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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15,
2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2001

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              FORM 13F/A COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 2000
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York                    May 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   159

Form 13F Information Table Value Total:   $271,936 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
          Col. 1                  Col. 2        Col. 3        Col. 4       Col. 5       Col. 6     Col. 7             Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           Fair Market    Shares or   Investment    Other        Voting Authority
Name of Issuer                Title of Class   CUSIP No.   Val (x$1000)     Prn Amt   Discretion  Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
A T & T                             Com       001957 10 9          518        9,200   Shared-Def     2,3      9,200
Aetna Inc                           Com       008117 10 3        4,371       78,500   Shared-Def    2,3,5    78,500
Aetna Inc                           Com       008117 10 3          262        4,700   Shared-Def     2,3      4,700
Aetna Inc                           Com       008117 10 3          936       16,800   Shared-Def    1,2,3    16,800
Aetna Inc                           Com       008117 90 3        2,548       39,200 C Shared-Def    2,3,5    39,200
Aetna Inc                           Com       008117 90 3          137        2,100 C Shared-Def     2,3      2,100
Aetna Inc                           Com       008117 90 3          566        8,700 C Shared-Def    1,2,3     8,700
Aetna Inc                           Com       008117 10 3        5,463       98,100   Shared-Def     2,3     98,100
Aetna Inc                           Com       008117 10 3        1,420       25,500   Shared-Def             25,500
Aetna Inc                           Com       008117 10 3          301        5,400   Shared-Def    1,2,3     5,400
Aetna Inc                           Com       008117 10 3        1,169       21,000   Shared-Def    2,3,5    21,000
Affymetrix Inc                      Com       00826T 10 8        4,928       33,200   Shared-Def     2,3     33,200
Affymetrix Inc                      Com       00826T 10 8        1,277        8,600   Shared-Def              8,600
Affymetrix Inc                      Com       00826T 10 8          638        4,300   Shared-Def    1,2,3     4,300
Affymetrix Inc                      Com       00826T 10 8        2,494       16,800   Shared-Def    2,3,5    16,800
Akamai Technologies Inc             Com       00971T 10 1        4,519       28,100   Shared-Def     2,3     28,100
Akamai Technologies Inc             Com       00971T 10 1          965        6,000   Shared-Def              6,000
Akamai Technologies Inc             Com       00971T 10 1          241        1,500   Shared-Def    1,2,3     1,500
Akamai Technologies Inc             Com       00971T 10 1          756        4,700   Shared-Def    2,3,5     4,700
Aspect Dev Inc                      Com       045234 10 1        2,060       32,000   Shared-Def    2,3,5    32,000
Aspect Dev Inc                      Com       045234 10 1          116        1,800   Shared-Def     2,3      1,800
Aspect Dev Inc                      Com       045234 10 1          464        7,200   Shared-Def    1,2,3     7,200
Celestial Seasoning Inc             Com       151016 10 2          980       28,500   Shared-Def    2,3,5    28,500
Celestial Seasoning Inc             Com       151016 10 2           55        1,600   Shared-Def     2,3      1,600
Celestial Seasoning Inc             Com       151016 10 2          217        6,300   Shared-Def    1,2,3     6,300
Clear Channel Communications        Com       184502 10 2        1,354       19,600   Shared-Def    2,3,5    19,600
Clear Channel Communications        Com       184502 10 2           62          900   Shared-Def     2,3        900
Clear Channel Communications        Com       184502 10 2          311        4,500   Shared-Def    1,2,3     4,500
Colt Telecom Group PLC         Sponsored ADR  196877 10 4          792        4,000   Shared-Def     2,3      4,000
Columbia Energy Group               Com       197648 10 8        1,418       23,700   Shared-Def    2,3,5    23,700
Columbia Energy Group               Com       197648 10 8          126        2,100   Shared-Def     2,3      2,100
Columbia Energy Group               Com       197648 10 8          251        4,200   Shared-Def    1,2,3     4,200
Compaq Computer                     Com       204493 10 0        1,528       57,400   Shared-Def     2,3     57,400
Compaq Computer                     Com       204493 10 0        1,438       54,000   Shared-Def             54,000
Compaq Computer                     Com       204493 10 0        1,206       45,300   Shared-Def    1,2,3    45,300
Compaq Computer                     Com       204493 10 0        6,182      232,200   Shared-Def    2,3,5   232,200
Cordant Technologies Inc            Com       218412 10 4        4,649       82,200   Shared-Def    2,3,5    82,200
Cordant Technologies Inc            Com       218412 10 4          407        7,200   Shared-Def     2,3      7,200
Cordant Technologies Inc            Com       218412 10 4          826       14,600   Shared-Def    1,2,3    14,600
DII Group Inc                       Com       232949 10 7        1,877       16,600   Shared-Def    2,3,5    16,600
DII Group Inc                       Com       232949 10 7          102          900   Shared-Def     2,3        900
DII Group Inc                       Com       232949 10 7          396        3,500   Shared-Def    1,2,3     3,500
ETEC Sys Inc                        Com       26922C 10 3        6,105       49,900   Shared-Def    2,3,5    49,900
ETEC Sys Inc                        Com       26922C 10 3          343        2,800   Shared-Def     2,3      2,800
ETEC Sys Inc                        Com       26922C 10 3        1,297       10,600   Shared-Def    1,2,3    10,600
E-Tek Dynamics Inc                  Com       269240 10 7        4,587       19,500   Shared-Def    2,3,5    19,500
E-Tek Dynamics Inc                  Com       269240 10 7          259        1,100   Shared-Def     2,3      1,100
E-Tek Dynamics Inc                  Com       269240 10 7        1,035        4,400   Shared-Def    1,2,3     4,400
First Union Corp                    Com       337358 10 5        3,312       88,900   Shared-Def     2,3     88,900
First Union Corp                    Com       337358 10 5        1,341       36,000   Shared-Def             36,000
First Union Corp                    Com       337358 10 5          704       18,900   Shared-Def    1,2,3    18,900
HealthSouth Corp              3.25% Conv '03  421924 AF 8        2,496    3,200,000   Shared-Def    2,3,5
HealthSouth Corp              3.25% Conv '03  421924 AF 8        2,282    2,925,000   Shared-Def     2,3
HealthSouth Corp              3.25% Conv '03  421924 AF 8        2,925    3,750,000   Shared-Def
HealthSouth Corp              3.25% Conv '03  421924 AF 8          293      375,000   Shared-Def    1,2,3
Hilton Hotels Corp              5% Conv '06   432848 AL 3        1,172    1,550,000   Shared-Def    2,3,5
Hilton Hotels Corp              5% Conv '06   432848 AL 3        2,155    2,850,000   Shared-Def     2,3
Hilton Hotels Corp              5% Conv '06   432848 AL 3        1,720    2,275,000   Shared-Def
Hilton Hotels Corp              5% Conv '06   432848 AL 3          284      375,000   Shared-Def    1,2,3
Household Intl Inc                  Com       441815 10 7        1,265       33,900   Shared-Def             33,900
Household Intl Inc                  Com       441815 10 7          220        5,900   Shared-Def     2,3      5,900
Ixnet Inc                           Com       46601C 10 9          541       11,800   Shared-Def    2,3,5    11,800
Ixnet Inc                           Com       46601C 10 9           28          600   Shared-Def     2,3        600
Ixnet Inc                           Com       46601C 10 9          119        2,600   Shared-Def    1,2,3     2,600
J.D. Edwards & Co                   Com       281667 10 5        5,129      157,500   Shared-Def     2,3    157,500
J.D. Edwards & Co                   Com       281667 10 5        2,953       90,700   Shared-Def             90,700
J.D. Edwards & Co                   Com       281667 10 5        1,016       31,200   Shared-Def    1,2,3    31,200
J.D. Edwards & Co                   Com       281667 10 5        5,099      156,600   Shared-Def    2,3,5   156,600
Johnson & Johnson                   Com       478160 10 4        3,688       52,500   Shared-Def     2,3     52,500
Johnson & Johnson                   Com       478160 10 4        1,300       18,500   Shared-Def             18,500
Johnson & Johnson                   Com       478160 10 4          703       10,000   Shared-Def    1,2,3    10,000
Johnson & Johnson                   Com       478160 10 4        2,655       37,800   Shared-Def    2,3,5    37,800
Lucent Technologies Inc             Com       549463 10 7        3,815       62,800   Shared-Def     2,3     62,800
Lucent Technologies Inc             Com       549463 10 7        1,458       24,000   Shared-Def             24,000
Lucent Technologies Inc             Com       549463 10 7          972       16,000   Shared-Def    1,2,3    16,000
Lucent Technologies Inc             Com       549463 10 7        4,587       75,500   Shared-Def    2,3,5    75,500



                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
          Col. 1                  Col. 2        Col. 3        Col. 4       Col. 5       Col. 6     Col. 7             Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           Fair Market    Shares or   Investment    Other        Voting Authority
Name of Issuer                Title of Class   CUSIP No.   Val (x$1000)     Prn Amt   Discretion  Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Magna International Inc       4.875% Conv '05 559222 AG 9        1,298    1,500,000   Shared-Def    2,3,5
Magna International Inc       4.875% Conv '05 559222 AG 9        2,163    2,500,000   Shared-Def     2,3
Magna International Inc       4.875% Conv '05 559222 AG 9          649      750,000   Shared-Def
Magna International Inc       4.875% Conv '05 559222 AG 9          216      250,000   Shared-Def    1,2,3
Mail-Well Inc                   5% Conv '02   560321 AD 3          400      500,000   Shared-Def    2,3,5
Mail-Well Inc                   5% Conv '02   560321 AD 3          700      875,000   Shared-Def
Mail-Well Inc                   5% Conv '02   560321 AD 3          100      125,000   Shared-Def    1,2,3
Mascotech Inc                  4.5% Conv '03  574670 AB 1        2,272    3,050,000   Shared-Def    2,3,5
Mascotech Inc                  4.5% Conv '03  574670 AB 1          428      575,000   Shared-Def     2,3
Mascotech Inc                  4.5% Conv '03  574670 AB 1        2,980    4,000,000   Shared-Def
Mascotech Inc                  4.5% Conv '03  574670 AB 1          279      375,000   Shared-Def    1,2,3
Mediaone                            Com       58440J 10 4        9,509      117,400   Shared-Def    2,3,5   117,400
Mediaone                            Com       58440J 10 4          624        7,700   Shared-Def     2,3      7,700
Mediaone                            Com       58440J 10 4        2,017       24,900   Shared-Def    1,2,3    24,900
Metamor Worldwide Inc               Com       59133P 10 0        1,121       39,600   Shared-Def    2,3,5    39,600
Metamor Worldwide Inc               Com       59133P 10 0           96        3,400   Shared-Def     2,3      3,400
Metamor Worldwide Inc               Com       59133P 10 0          198        7,000   Shared-Def    1,2,3     7,000
Millennium Pharmaceuticals          Com       599902 10 3        4,663       35,900   Shared-Def     2,3     35,900
Millennium Pharmaceuticals          Com       599902 10 3        1,299       10,000   Shared-Def             10,000
Millennium Pharmaceuticals          Com       599902 10 3          545        4,200   Shared-Def    1,2,3     4,200
Millennium Pharmaceuticals          Com       599902 10 3        1,091        8,400   Shared-Def    2,3,5     8,400
Mirage Resorts Inc                  Com       60462E 10 4        3,040      156,900   Shared-Def    2,3,5   156,900
Mirage Resorts Inc                  Com       60462E 10 4          171        8,800   Shared-Def     2,3      8,800
Mirage Resorts Inc                  Com       60462E 10 4          665       34,300   Shared-Def    1,2,3    34,300
Netoptix Corp                       Com       64116F 10 3        3,109       18,100   Shared-Def    2,3,5    18,100
Netoptix Corp                       Com       64116F 10 3          189        1,100   Shared-Def     2,3      1,100
Netoptix Corp                       Com       64116F 10 3          687        4,000   Shared-Def    1,2,3     4,000
Newbridge Networks Corp             Com       650901 10 1        4,077      125,700   Shared-Def    2,3,5   125,700
Newbridge Networks Corp             Com       650901 10 1          230        7,100   Shared-Def     2,3      7,100
Newbridge Networks Corp             Com       650901 10 1          882       27,200   Shared-Def    1,2,3    27,200
Nucor Corp                          Com       670346 10 5        5,050      101,000   Shared-Def     2,3    101,000
Nucor Corp                          Com       670346 10 5        1,360       27,200   Shared-Def             27,200
Nucor Corp                          Com       670346 10 5          700       14,000   Shared-Def    1,2,3    14,000
Nucor Corp                          Com       670346 10 5        3,030       60,600   Shared-Def    2,3,5    60,600
Old Guard Group Inc                 Com       679783 10 0          301       31,500   Shared-Def     2,3     31,500
Omnicare Inc.                   5% Conv '07   681904 AD 0        3,042    4,125,000   Shared-Def    2,3,5
Omnicare Inc.                   5% Conv '07   681904 AD 0        2,821    3,825,000   Shared-Def     2,3
Omnicare Inc.                   5% Conv '07   681904 AD 0        3,042    4,125,000   Shared-Def
Omnicare Inc.                   5% Conv '07   681904 AD 0          313      425,000   Shared-Def    1,2,3
Pairgain Technologies Inc           Com       695934 10 9        4,022      215,200   Shared-Def    2,3,5   215,200
Pairgain Technologies Inc           Com       695934 10 9          226       12,100   Shared-Def     2,3     12,100
Pairgain Technologies Inc           Com       695934 10 9          891       47,700   Shared-Def    1,2,3    47,700
Pitney Bowes Inc                    Com       724479 10 0        3,825       85,600   Shared-Def     2,3     85,600
Pitney Bowes Inc                    Com       724479 10 0        1,327       29,700   Shared-Def             29,700
Pitney Bowes Inc                    Com       724479 10 0          666       14,900   Shared-Def    1,2,3    14,900
Pitney Bowes Inc                    Com       724479 10 0        2,878       64,400   Shared-Def    2,3,5    64,400
Polymer Group Inc                   Com       731745 10 5            8       11,167   Shared-Def     2,3     11,167
Reynolds Metals Co                  Com       761763 10 1        6,326       94,600   Shared-Def    2,3,5    94,600
Reynolds Metals Co                  Com       761763 10 1          361        5,400   Shared-Def     2,3      5,400
Reynolds Metals Co                  Com       761763 10 1        1,338       20,000   Shared-Def    1,2,3    20,000
SAP Aktiengesellschaft          Spnsrd ADR    803054 20 4        3,645       61,000   Shared-Def     2,3     61,000
SAP Aktiengesellschaft          Spnsrd ADR    803054 20 4        2,545       42,600   Shared-Def             42,600
SAP Aktiengesellschaft          Spnsrd ADR    803054 20 4          813       13,600   Shared-Def    1,2,3    13,600
SAP Aktiengesellschaft          Spnsrd ADR    803054 20 4        5,360       89,700   Shared-Def    2,3,5    89,700
Seagate Technology                  Com       811804 10 3        2,386       39,600   Shared-Def    2,3,5    39,600
Seagate Technology                  Com       811804 10 3          205        3,400   Shared-Def     2,3      3,400
Seagate Technology                  Com       811804 10 3          422        7,000   Shared-Def    1,2,3     7,000
Sprint Corp                         Com       852061 10 0        2,545       40,400   Shared-Def    2,3,5    40,400
Sprint Corp                         Com       852061 10 0           25          400   Shared-Def     2,3        400
Sprint Corp                         Com       852061 10 0          580        9,200   Shared-Def    1,2,3     9,200
Steinway Musical Instrs Inc         Com       858495 10 4          387       20,575   Shared-Def    2,3,5    20,575
Sunrise Assisted Liv Inc       5.5% Conv '02  86768K AC 0        2,027    2,550,000   Shared-Def    2,3,5
Sunrise Assisted Liv Inc       5.5% Conv '02  86768K AC 0          457      575,000   Shared-Def     2,3
Sunrise Assisted Liv Inc       5.5% Conv '02  86768K AC 0        2,783    3,500,000   Shared-Def
Sunrise Assisted Liv Inc       5.5% Conv '02  86768K AC 0          298      375,000   Shared-Def    1,2,3
Thermo Electron Corp          4.25% Conv '03  883556 AF 9        2,392    2,625,000   Shared-Def    2,3,5
Thermo Electron Corp          4.25% Conv '03  883556 AF 9          228      250,000   Shared-Def     2,3
Thermo Electron Corp          4.25% Conv '03  883556 AF 9        1,709    1,875,000   Shared-Def
Thermo Electron Corp          4.25% Conv '03  883556 AF 9          228      250,000   Shared-Def    1,2,3
TV Guide Inc                        Com       87307Q 10 9        5,268      109,600   Shared-Def    2,3,5   109,600
TV Guide Inc                        Com       87307Q 10 9          298        6,200   Shared-Def     2,3      6,200
TV Guide Inc                        Com       87307Q 10 9        1,173       24,400   Shared-Def    1,2,3    24,400
Union Carbide Corp                  Com       905581 10 4        6,374      109,300   Shared-Def    2,3,5   109,300
Union Carbide Corp                  Com       905581 10 4          385        6,600   Shared-Def     2,3      6,600
Union Carbide Corp                  Com       905581 10 4        1,271       21,800   Shared-Def    1,2,3    21,800
U.S. West Inc New                   Com       91273H 10 1        2,273       31,300   Shared-Def    2,3,5    31,300
U.S. West Inc New                   Com       91273H 10 1          116        1,600   Shared-Def     2,3      1,600
U.S. West Inc New                   Com       91273H 10 1          516        7,100   Shared-Def    1,2,3     7,100
Vesta Ins Group Inc                 Com       925391 10 4           75       12,000   Shared-Def     2,3     12,000
Wells Fargo & Co New                Com       949746 10 1        3,496       85,400   Shared-Def     2,3     85,400
Wells Fargo & Co New                Com       949746 10 1        1,535       37,500   Shared-Def             37,500
Wells Fargo & Co New                Com       949746 10 1          704       17,200   Shared-Def    1,2,3    17,200
Wells Fargo & Co New                Com       949746 10 1        4,008       97,900   Shared-Def    2,3,5    97,900
                                                               271,936
